Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Interests	€ 2,571	€ 372	€ 1
Exchange differences	1,254	6,041	3,648
Fair value adjustment	343	1
Other	6	349	26
Total financial income	€ 4,174	€ 6,763	€ 3,675